UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000.

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one):    [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hanseatic Management Services, Inc.
Address:   5600 Wyoming NE, Suite 220
           Albuquerque, New Mexico 87109

13F File Number: 28-05935

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian R. Stangel
Title: Director of Trading Operations
Phone: 505-828-2824, ext. 13

Signature, Place, and Date of Signing:

/s/ Brian R. Stangel, Albuquerque, New Mexico, February 26, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total: $ 86,264 (thousands)

List of Other Included Managers: None.

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                                                     FORM 13F INFORMATION TABLE

                                                                     Market Value                Investement    Other       Voting
              Name                         Class        CUSIP         (x $1,000)      Shares     Discretion    Managers   Authority

Americredit Corp                            com        03060R101        $1,022        37,500        sole        none       shared
Adobe Systems Inc                           com        00724F101        $1,267        21,772        sole        none       shared
Automatic Data Processing Inc               com        053015103        $1,028        16,220        sole        none       shared
American Eagle Outfitters Inc.              com        02553E106        $1,113        26,310        sole        none       shared
Applied Materials Inc                       com        038222105          $915        23,970        sole        none       shared
Applied Micro Circuits Corp                 com        03822W109        $1,082        14,400        sole        none       shared
AremisSoft Corp                             com        040026106        $1,040        24,370        sole        none       shared
Astoria Financial Corp                      com        046265104        $1,160        21,360        sole        none       shared
ATS Medical Inc                             com        002083103          $345        24,300        sole        none       shared
Alza Corp                                   com        022615108        $1,019        23,970        sole        none       shared
Barr Laboratories Inc                       com        068306109        $1,270        17,430        sole        none       shared
Basin Exploration Inc                       com        070107107          $222         8,700        sole        none       shared
Cardinal Health Inc                         com        14149Y108        $1,215        12,190        sole        none       shared
Coastal Corporation                         com        190441105        $1,237        14,000        sole        none       shared
Campbell Soup Co                            com        134429109        $1,170        33,850        sole        none       shared
Centex Corp                                 com        152312104        $1,188        31,610        sole        none       shared
CVS Corp                                    com        126650100          $216         3,600        sole        none       shared
Coventry Health Care Inc                    com        222862104          $590        22,110        sole        none       shared
DR Horton Inc                               com        23331A109          $227         9,265        sole        none       shared
Danaher Corp                                com        235851102        $1,164        17,030        sole        none       shared
Dynegy Inc (Holding Co)                     CL A       26816Q101        $3,342        59,600        sole        none       shared
Electronic Data Systems Corp                com        285661104        $1,042        18,040        sole        none       shared
EMC Corp                                    com        268648102        $1,529        22,971        sole        none       shared
First Health Group Corp                     com        320960107        $1,182        25,380        sole        none       shared
FPL Group Inc                               com        302571104        $1,585        22,100        sole        none       shared
Hanover Compressor Co (Holding Co)          com        410768105        $1,325        29,710        sole        none       shared
Health Net Inc                              com        42222G108          $254         9,700        sole        none       shared
Integrated Device Technology Inc            com        458118106          $950        28,710        sole        none       shared
JDS Uniphase Corp                           com        46612J101          $697        16,720        sole        none       shared
Henry Jack and Associates Inc               com        426281101        $1,238        19,950        sole        none       shared
Juniper Networks                            com        48203R104          $821         6,500        sole        none       shared
KLA-Tencor Corp                             com        482480100          $957        28,410        sole        none       shared
Kroger Co                                   com        501044101          $187         6,900        sole        none       shared
McKesson HBOC Inc                           com        58155Q103        $2,620        73,040        sole        none       shared
S&P Midcap 400 SPDRs                     unit ser 1    595635103        $1,139        12,100        sole        none       shared
Fluor Corp                                  com        343412102          $363        28,410        sole        none       shared
Merck and Company Inc                       com        589331107        $1,011        10,790        sole        none       shared
MRV Communications Inc                      com        553477100          $828        61,995        sole        none       shared
Micron Technology Inc                       com        595112103          $966        27,210        sole        none       shared
Mylan Laboratories Inc                      com        628530107        $1,781        70,640        sole        none       shared
Noble Drilling Corp                         com        655042109        $1,649        37,980        sole        none       shared
Newport News Shipbuilding Inc               com        652228107          $198         3,800        sole        none       shared
Network Appliance Corp                      com        64120L104          $770        12,000        sole        none       shared
Novellus Systems Inc                        com        670008101          $950        26,400        sole        none       shared
Old Republic International Corp             com        680223104          $202         6,300        sole        none       shared
Paychex Inc                                 com        704326107          $929        19,100        sole        none       shared
PG and E Corp                               com        69331C108          $692        34,600        sole        none       shared
Pediatrix Medical Group Inc                 com        705324101          $791        32,890        sole        none       shared
Performance Food Group Co                   com        713755106          $226         4,400        sole        none       shared
Progressive Corp                            com        743315103        $1,128        10,890        sole        none       shared
Pulte Corp                                  com        745867101        $1,215        28,800        sole        none       shared
NASDAQ 100 Shares                        unit ser 1    631100104           $13           234        sole        none       shared
Reliant Energy Inc                          com        75952J108        $1,077        24,880        sole        none       shared
RF Micro Devices Inc                        com        749941100          $934        34,050        sole        none       shared
RehabCare Group Inc                         com        759148109        $1,125        21,900        sole        none       shared
Research In Motion                          com        760975102        $1,000        12,490        sole        none       shared
Starbucks Corp                              com        855244109          $975        22,070        sole        none       shared
SunGard Data Systems Inc                    com        867363103        $1,067        22,670        sole        none       shared
Siebel Systems Inc                          com        826170102        $3,086        45,600        sole        none       shared
SPDR  S&P Dep Rcpt Trades and Quotes     unit ser 1    78462F103            $8            60        sole        none       shared
St Jude Medical Inc                         com        790849103        $2,799        45,550        sole        none       shared
Sun Microsystems Inc                        com        866810104        $1,894        67,918        sole        none       shared
Tenet Healthcare Corp                       com        88033G100          $200         4,500        sole        none       shared
Toll Brothers Inc                           com        889478103        $1,242        30,400        sole        none       shared
Sabre Holdings Corp                         CL A       785905100        $1,387        32,150        sole        none       shared
Titan Corp                                  com        888266103          $814        49,980        sole        none       shared
Universal Health Services Inc               CL B       913903100        $3,038        27,190        sole        none       shared
UnitedHealth Group Inc                      com        91324P102        $1,235        20,140        sole        none       shared
UnumProvident Corp                          com        91529Y106        $1,054        39,190        sole        none       shared
Union Pacific Corp                          com        907818108        $1,074        21,160        sole        none       shared
Vignette Corp                               com        926734104          $702        38,940        sole        none       shared
Verisign Inc                                com        92343E102          $694         9,390        sole        none       shared
Walgreen Co                                 com        931422109        $1,062        25,380        sole        none       shared
Waters Corporation                          com        941848103        $1,054        12,600        sole        none       shared
Waddell and Reed Financial Inc              CL A       930059100        $1,054        28,000        sole        none       shared
Winn Dixie Stores Inc                       com        974280109          $937        48,360        sole        none       shared
Wellpoint Health Networks Inc               com        94973H108        $1,989        17,254        sole        none       shared
Washington Mutual                           com        939322103        $1,305        24,580        sole        none       shared
Waste Management Inc                        com        94106L109        $1,146        41,310        sole        none       shared
Western Resources Inc                       com        959425109          $264        10,600        sole        none       shared
Tricon Global Restaurants Inc               com        895953107          $978        29,610        sole        none       shared
                                                                       $86,264

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